PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.6%
Asset-Backed Securities 3.5%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)	1.631%(c)	04/20/35		25,000	$24,009,253
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.275(c)	07/27/31		4,939	4,856,470
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.224(c)	01/15/30		8,750	8,641,484
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.103(c)	04/20/31		1,000	983,787
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.426(c)	05/06/30		26,000	25,599,688
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	2.238(c)	10/20/31		997	980,099
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	2.136(c)	10/15/32		2,500	2,462,465
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		20,000	19,649,978

Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.913(c)	10/20/34		4,725	4,493,019
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month Term SOFR + 1.250% (Cap N/A, Floor 1.250%)	1.658(c)	01/15/33		40,000	39,887,648
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.144(c)	07/16/31		10,000	9,862,785
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.163(c)	07/20/34		5,000	4,849,174
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,575,819

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.194%(c)	01/17/31	5,910	$5,798,998
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.234(c)	07/15/31	1,500	1,486,704

Total Asset-Backed Securities (cost $161,480,996)				158,137,371
Bank Loans 84.9%
Advertising 0.4%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 3 Month LIBOR + 3.500%	4.738(c)	08/21/26	2,369	2,160,299
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%	4.560(c)	12/17/26	15,174	14,529,409
				16,689,708
Aerospace & Defense 1.0%
Cobham Ultra U.S. Co-Borrower LLC, Term Loan	—(p)	11/17/28	1,875	1,810,157
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	4.506(c)	04/06/26	8,618	8,176,091
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	4.506(c)	04/06/26	4,633	4,395,748

Propulsion BC FI (Spain), Term Loan^	—(p)	02/10/29	3,475	3,370,750
Spirit AeroSystems, Inc., Term Loan B, 1 Month LIBOR + 3.750%	4.810(c)	01/15/25	7,537	7,331,662
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.310(c)	05/30/25	5,793	5,629,364
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.310(c)	12/09/25	15,460	15,054,081
				45,767,853

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Agriculture 0.3%
Alltech, Inc., Term B Loan, 1 Month LIBOR + 4.000%^	5.060%(c)	10/13/28	10,666	$9,786,358
Sycamore Buyer LLC, Term Loan	—(p)	09/24/28	3,692	3,537,294
				13,323,652
Airlines 2.2%
Air Canada (Canada), Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	08/11/28	14,550	14,131,688
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%	2.840(c)	12/15/23	13,405	13,098,114
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	2.810(c)	01/29/27	686	625,730
Initial Term Loan, 3 Month LIBOR + 4.750%	5.813(c)	04/20/28	26,700	26,544,259

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	6.250(c)	06/21/27	17,000	17,217,226
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.711(c)	04/21/28	27,806	27,001,262
				98,618,279
Apparel 0.6%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%^	7.075(c)	02/12/25	15,556	12,445,047
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month LIBOR + 3.250%^	4.310(c)	11/24/28	13,047	12,623,275
				25,068,322
Auto Manufacturers 0.5%
American Trailer World Corp., First Lien Initial Term Loan, Term SOFR + 3.600%	4.634(c)	03/03/28	15,623	13,917,531
Novae LLC,
Delayed Draw Term Loan, Term SOFR + 5.150%^	5.919(c)	12/22/28	2,494	2,419,611
Tranche B Term Loan, Term SOFR + 5.000%^	5.801(c)	12/22/28	8,731	8,468,639
				24,805,781

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Auto Parts & Equipment 2.1%
Adient US LLC, Term Loan, 1 Month LIBOR + 3.000%	4.310%(c)	04/10/28	14,891	$14,034,857
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.260(c)	04/06/24	9,523	9,340,582
Autokiniton U.S. Holdings, Inc., Closing Date Term B Loan, 3 Month LIBOR + 4.500%	5.345(c)	04/06/28	9,479	8,969,974
Clarios Global LP, Amendment No. 1 Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%	4.310(c)	04/30/26	1,250	1,197,500
Dexko Global, Inc.,
Closing Date Dollar Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.717(c)	10/04/28	5,869	5,483,188
Delayed Draw Dollar Term Loan, 3 Month LIBOR + 3.750%	4.717(c)	10/04/28	1,118	1,044,417

Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%^	4.506(c)	12/02/24	743	724,599
First Brands Group LLC, First Lien 2021 Term Loan, 3 Month LIBOR + 5.000%	6.287(c)	03/30/27	5,400	5,143,500
Holley, Inc.,
Delayed Draw Term Loan, 3 Month LIBOR + 3.750%	2.382(c)	11/17/28	702	674,096
Initial Term Loan, 3 Month LIBOR + 3.750%	5.205(c)	11/17/28	7,367	7,078,889

IXS Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/05/27	8,331	7,330,936
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%^	5.060(c)	05/22/24	7,432	7,245,921
Tenneco, Inc.,
Tranche A Term Loan, 1 Month LIBOR + 2.000%	3.060(c)	09/29/23	12,545	12,043,409
Tranche B Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	10/01/25	4,340	4,124,945

Truck Hero, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	01/31/28	13,511	12,252,886
				96,689,699

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Banks 0.1%
Walker & Dunlop, Inc., Initial Term Loan, Term SOFR + 2.250%^	2.750%(c)	12/16/28		5,885	$5,738,119
Beverages 1.1%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.506(c)	03/20/24		18,567	15,843,827
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	4.469(c)	04/05/28		12,905	11,904,472
Pegasus Bidco BV (United Kingdom),
Term Loan	—(p)	05/04/29		3,000	3,656,261
Term Loan	—(p)	09/30/29		9,000	8,893,125

Refresco Holding BV (Netherlands), Facility B2, 5 Day SONIA + 3.500%	4.440(c)	03/28/25	GBP	6,300	7,894,015
Sunshine Investments BV (Netherlands), Term Loan, 1 Month LIBOR + 3.000%^	4.194(c)	03/28/25		1,632	1,619,836
					49,811,536
Building Materials 1.5%
ACProducts Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	05/17/28		4,306	3,460,162
Chariot Buyer LLC, Initial Term Loan, 3 Month LIBOR + 3.500%^	4.506(c)	11/03/28		3,167	2,897,862
Cornerstone Building Brands, Inc., New Term Loan B, 1 Month LIBOR + 3.250%	4.125(c)	04/12/28		7,009	6,220,630
CPG International LLC, Closing Date Term Loan, Term SOFR + 2.600%^	4.092(c)	04/28/29		3,000	2,910,000
Griffon Corp., Term B Loan, Term SOFR + 2.850%	3.772(c)	01/24/29		2,875	2,770,781
Hunter Douglas, Inc. (Netherlands), Tranche B-1 Term Loan, Term SOFR + 3.500%	4.842(c)	02/26/29		15,775	14,158,062
ILPEA Parent, Inc., Term Loan, 1 Month LIBOR + 4.500%^	5.560(c)	06/22/28		1,894	1,837,266
Oscar Acquisitionco LLC, Term B Loan, Term SOFR + 4.600%	6.108(c)	04/29/29		8,050	7,365,750
PHRG Intermediate LLC, Initial Term Loans, 1 Month LIBOR + 6.000%^	6.928(c)	12/16/26		11,773	11,184,350

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC, Initial Term Loan, Term SOFR + 4.250%^	5.384%(c)	04/02/29	14,375	$13,835,938
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month LIBOR + 5.000%^	5.875(c)	10/12/28	2,993	2,872,800
				69,513,601
Chemicals 4.2%
Albaugh LLC, Term Loan B, Term SOFR + 3.750%	4.750(c)	04/06/29	12,764	12,620,107
Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/18/28	18,365	17,820,245
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 3 Month LIBOR + 4.750%	5.756(c)	08/27/26	166	163,337
ColourOZ Investment LLC,
First Lien Initial Term B-2 Loan - Non-PIK, 3 Month LIBOR + 4.250%	5.250(c)	09/21/23	14,539	13,273,149
First Lien Initial Term C Loan - Non-PIK, 3 Month LIBOR + 4.250%	5.250(c)	09/21/23	2,388	2,211,914

Colouroz Midco - Colouroz Investment 2 LLC, Term Loan, 1 Month LIBOR + 10.000%^	11.000(c)	09/21/24	130	120,540
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	03/16/25	11,127	10,629,700
Diamond BC BV, Term Loan B, 1 Month LIBOR + 2.750%	3.929(c)	09/29/28	12,768	12,105,660
DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	5.560(c)	09/30/26	14,587	13,893,682
Geon Performance Solutions LLC, Initial Term Loans, 1 Month LIBOR + 4.500%	5.560(c)	08/18/28	9,277	9,014,208
Herens U.S. Holdco Corp., Term Loan, 1 Month LIBOR + 4.000%	5.000(c)	07/03/28	5,786	5,340,740
Ineos U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%	3.810(c)	01/29/26	5,136	4,976,966
2028 Dollar Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	11/08/28	2,000	1,932,500

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)

KRATON Polymers U.S. LLC, Initial Dollar Term Loan, Term SOFR + 3.250%^	3.990%(c)	03/15/29	8,400	$8,043,000
LSF11 A5 HoldCo LLC, Term Loan B, Term SOFR + 3.500%	4.649(c)	10/15/28	20,366	19,424,072
Lummus Technology Holdings V LLC, New Term B Loan, 1 Month LIBOR + 3.500%	4.560(c)	06/30/27	8,334	7,876,027
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loans, Term SOFR + 5.000%	5.651(c)	01/03/29	7,190	6,980,289
Olympus Water US Holding Corp.,
2022 Incremental Term Loan, Term SOFR + 4.500%	5.298(c)	11/09/28	3,600	3,451,500
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	4.813(c)	11/09/28	1,122	1,068,884

Perstorp Holding AB (Sweden), Facility B ($) Loan, 3 Month LIBOR + 4.250%	6.250(c)	02/27/26	9,746	9,563,375
Plaskolite PPC Intermediate II LLC, 2021-1 Refinancing Term Loan, 1 Month LIBOR + 4.000%^	5.060(c)	12/15/25	4,962	4,602,632
PMHC II, Inc., Initial Term Loan, Term SOFR + 4.250%	5.287(c)	04/20/29	5,500	4,901,875
PQ Corp., Initial Term Loan, 3 Month LIBOR + 2.500%	3.739(c)	06/09/28	4,367	4,228,348
Tronox Finance LLC,
First Lien 2022 Incremental Term Loan, Term SOFR + 3.250%^	3.925(c)	04/04/29	5,470	5,305,900
First Lien Term Loan B, 1 Month LIBOR + 2.250%	3.265(c)	03/10/28	5,706	5,498,090

Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	4.060(c)	08/08/24	1,174	1,106,309
WR Grace Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	4.813(c)	09/22/28	2,045	1,986,723
				188,139,772
Commercial Services 5.8%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	4.928(c)	08/12/28	5,240	5,092,299
AG Group Holdings, Inc., Initial Term Loan, Term SOFR + 4.000%^	5.034(c)	12/29/28	2,880	2,757,600
Albion Acquisitions Ltd. (United Kingdom), Term Loan B, 3 Month LIBOR + 5.250%	5.750(c)	08/17/26	2,993	2,900,241

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC, Term Loan USD, 1 Month LIBOR + 3.750%	4.810%(c)	05/12/28		19,841	$18,733,529
Amentum Government Services Holdings LLC, Term Loan B, Term SOFR + 4.000%	4.638(c)	02/15/29		22,439	21,691,178
APi Group DE, Inc., 2021 Incremental Term Loan, 1 Month LIBOR + 2.750%	3.810(c)	01/03/29		540	527,171
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 5.250%^	6.251(c)	06/29/28		8,786	8,258,945
Boels Topholding BV (Netherlands), Facility B2, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	02/06/27	EUR	4,000	4,040,125
Bright Horizons Family Solutions LLC, Term Loan B, 1 Month LIBOR + 2.250%	3.310(c)	11/24/28		5,661	5,481,552
Brightview Landscapes LLC, Initial Term Loan, Term SOFR + 3.250%^	4.284(c)	04/20/29		5,579	5,370,092
CCRR Parent, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%^	4.760(c)	03/06/28		2,812	2,699,259
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	05/17/28		4,275	4,061,446
CoreLogic Inc, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	4.563(c)	06/02/28		29,075	26,632,577
EAB Global, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.649(c)	08/16/28		14,065	13,440,627
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	3.130(c)	08/11/25		9,839	9,474,983
Indy U.S. Bidco LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	03/06/28		13,357	12,923,331
Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.006(c)	05/01/24		7,505	7,219,334
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	07/03/24		7,062	6,872,461

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
Latham Pool Products, Inc., Initial Term Loan, Term SOFR + 3.750%	5.230%(c)	02/23/29	9,700	$9,328,170
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, Term SOFR + 4.000%	5.000(c)	05/04/28	8,466	8,090,600
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	5.825(c)	09/01/28	13,940	13,173,170
NAB Holdings LLC, Initial Term Loan, Term SOFR + 3.000%	3.801(c)	11/23/28	13,067	12,373,052
NorthRiver Midstream Finance LP (Canada), Initial Term B Loan, 3 Month LIBOR + 3.250%	4.217(c)	10/01/25	6,328	6,156,930
PECF USS Intermediate Holding III Corp., Initial Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	12/15/28	3,068	2,887,409
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 4.250%^	5.310(c)	07/07/28	2,234	2,117,094
Sabre GLBL, Inc.,
2021 Other Term B-1 Loan, 1 Month LIBOR + 3.500%	4.560(c)	12/17/27	788	737,387
2021 Other Term B-2 Loan, 1 Month LIBOR + 3.500%	4.560(c)	12/17/27	1,256	1,175,439

Safe Fleet Holdings LLC, 2022 Initial Term Loans, Term SOFR + 3.750%^	4.773(c)	02/23/29	3,150	3,000,375
Spectrum Group Buyer, Inc., Term Loan, 1 Month LIBOR + 6.000%	7.774(c)	05/31/28	4,950	4,844,812
Syniverse Holdings, Inc., Term Loan, 1 Month LIBOR + 7.000%	8.216(c)	05/31/27	10,045	9,015,387
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	3.310(c)	12/01/28	6,620	6,452,399
Travelport Finance Sarl (Luxembourg), Term Loan Non-PIK, 3 Month LIBOR + 8.750%	9.756(c)	02/28/25	330	326,506
University Support Services LLC (Canada), Initial Term Loan, 1 - 3 Month LIBOR + 3.250%	4.123(c)	02/10/29	11,443	11,071,429
Vaco Holdings LLC, Initial Term Loan, Term SOFR + 5.000%	5.801(c)	01/19/29	6,653	6,453,725

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)

Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	5.060%(c)	08/27/25	5,181	$5,064,693
VT Topco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.256(c)	08/01/25	1,825	1,770,521
				262,215,848
Computers 3.3%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	6.060(c)	01/04/26	23,932	21,249,787
Escape Velocity Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	5.256(c)	10/08/28	5,118	4,900,485
McAfee Corp., Tranche B-1 Term Loan, Term SOFR + 4.000%	4.842(c)	03/01/29	27,125	25,646,687
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.810(c)	02/01/28	13,428	13,002,933
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%^	5.560(c)	10/31/25	8,853	8,565,011
Redstone Holdco LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.750%^	5.934(c)	04/27/28	17,142	15,770,759
SonicWall U.S. Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.750%	5.256(c)	05/16/25	6,811	6,552,813
Tempo Acquisition LLC, Term Loan, 1 Month LIBOR + 3.000%	4.034(c)	08/31/28	10,624	10,364,645
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	5.524(c)	08/20/25	17,684	15,694,898
Vision Solutions, Inc., Third Amendment Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.184(c)	04/24/28	16,854	16,011,149
Western Digital Corp., Term Loan, 1 Month LIBOR + 3.000%	3.250(c)	04/11/29	13,660	13,432,329
				151,191,496

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Cosmetics/Personal Care 0.5%
Conair Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.756%(c)	05/17/28		11,181	$10,184,167
Rainbow Finco Sarl (Luxembourg), Term Loan B (GBP), Term SOFR + 5.000%	5.445(c)	02/23/29	GBP	9,275	11,570,553
					21,754,720
Distribution/Wholesale 0.4%
Fleetpride, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.560(c)	02/04/26		4,697	4,521,275
Pearls Netherlands Bidco BV (Netherlands), Facility B (USD) Loan, Term SOFR + 4.000%	4.669(c)	02/26/29		8,551	8,176,894
Quimper AB (Sweden), New Facility B, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.000(c)	02/16/26	EUR	7,000	7,050,808
					19,748,977
Diversified Financial Services 2.6%
Avolon TLB Borrower U.S. LLC (Ireland), Term B-5 Loan, 1 Month LIBOR + 2.250%	3.177(c)	12/01/27		2,469	2,382,961
Castlelake Aviation One DAC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.576(c)	10/22/26		24,050	23,087,739
Cowen, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	4.635(c)	03/24/28		21,106	20,077,491
Fly Willow Funding Ltd. (Cayman Islands), Term Loan, 3 Month LIBOR + 6.000%	7.012(c)	10/08/25		4,286	4,285,897
Focus Financial Partners LLC,
First Lien Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	06/30/28		5,048	4,876,172
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%	3.060(c)	07/03/24		3,670	3,577,394

Hightower Holding LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	5.098(c)	04/21/28		5,519	5,139,830
Hudson River Trading LLC, Term Loan, Term SOFR + 3.000%	4.149(c)	03/20/28		21,776	20,796,083
LHS Borrower LLC, Term Loan, 1 Month LIBOR + 4.000%^	5.784(c)	02/16/29		11,300	9,746,250

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Diversified Financial Services (cont’d.)

Paysafe Holdings U.S. Corp., Facility B1, 1 Month LIBOR + 2.750%	3.810%(c)	06/28/28	5,397	$4,965,357
VFH Parent LLC, Initial Term Loan, Term SOFR + 3.000%	3.882(c)	01/13/29	17,050	16,410,625
				115,345,799
Electric 0.8%
Heritage Power LLC, Term Loan B, 1 - 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	12,026	5,166,247
Lightstone HoldCo LLC,
Term Loan	—(p)	01/30/27	16,128	14,656,552
Term Loan	—(p)	01/30/27	910	834,613

PG&E Corp., Term Loan B, 1 Month LIBOR + 3.000%	4.063(c)	06/23/25	13,767	13,353,940
Pike Corp., 2028 Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	01/21/28	575	554,846
				34,566,198
Electronics 0.5%
Deliver Buyer, Inc., Term Loan, 3 Month LIBOR + 5.000%^	6.006(c)	05/01/24	1,890	1,882,991
II-VI, Inc., Term Loan, 1 Month LIBOR + 2.000%	3.250(c)	12/31/28	11,600	11,300,337
Ingram Micro, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	4.506(c)	06/30/28	6,708	6,502,128
Token Buyer, Inc., Term Loan^	—(p)	05/31/29	1,125	1,040,625
				20,726,081
Energy-Alternate Sources 0.2%
Esdec Solar Group BV (Netherlands), Initial Term Loan, 3 Month LIBOR + 5.000%^	6.500(c)	08/30/28	1,658	1,558,050
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 2.750%	3.756(c)	03/24/28	5,970	5,790,900
				7,348,950

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction 1.2%
Artera Services LLC, First Lien Tranche B Term Loan, 3 Month LIBOR + 3.500%	4.506%(c)	03/06/25	3,796	$2,923,161
Brand Industrial Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.331(c)	06/21/24	32,319	28,634,925
Centuri Group, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.075(c)	08/27/28	8,292	7,932,215
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	06/23/28	6,616	6,152,784
Refficiency Holdings LLC,
2021 Delayed Draw Term Loan, 1 Month LIBOR + 3.750%^	4.810(c)	12/16/27	35	33,215
2021 Initial Term Loan, 1 Month LIBOR + 3.750%^	4.810(c)	12/16/27	6,532	6,270,798

TRC Cos., Inc., Term Loan, 1 Month LIBOR + 3.750%^	4.810(c)	12/08/28	4,503	4,266,593
				56,213,691
Entertainment 3.0%
Allen Media LLC, Term B Loan, 1 Month LIBOR + 5.650%	6.301(c)	02/10/27	29,367	27,761,272
AMC Entertainment Holdings, Inc., Term B-1 Loan, 1 Month LIBOR + 3.000%	3.962(c)	04/22/26	735	644,567
AP Gaming I LLC, Term Loan B, Term SOFR + 4.000%	4.801(c)	02/15/29	12,850	12,271,750
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	5.060(c)	07/08/24	16,756	16,239,589
Dorna Sports SL (Spain), Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	03/30/29	2,350	2,396,700
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	4.030(c)	10/21/24	11,877	11,609,553
J&J Ventures Gaming LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	04/26/28	10,267	10,010,753
Maverick Gaming LLC, Term B Loan, 3 Month LIBOR + 7.500%	9.075(c)	09/03/26	10,721	9,863,355
Raptor Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.934(c)	11/01/26	8,038	7,808,682

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Entertainment (cont’d.)
Scientific Games Holdings LP, Term Loan B2, Term SOFR + 3.500%	4.175%(c)	04/04/29	16,225	$15,548,109
Scientific Games International, Inc., Initial Term B Loan, Term SOFR + 3.000%	3.882(c)	04/13/29	19,425	18,834,150
Stars Group Holdings BV (Canada), 2021 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.250%	3.256(c)	07/21/26	3,570	3,481,537
				136,470,017
Environmental Control 1.0%
EWT Holdings III Corp., Term Loan, 1 Month LIBOR + 2.500%	3.563(c)	04/01/28	1,052	1,019,173
Filtration Group Corp.,
2021 Incremental Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	10/21/28	5,071	4,855,035
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	03/31/25	10,694	10,293,263

Harsco Corp., Term Loan, 1 Month LIBOR + 2.250%	3.313(c)	03/10/28	7,600	7,105,919
Madison IAQ LLC, Initial Term Loan, 1 - 6 Month LIBOR + 3.250%	4.524(c)	06/21/28	11,652	11,040,341
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	03/09/28	9,825	9,284,788
				43,598,519
Foods 1.3%
American Seafoods Group LLC, Incremental Tranche B Term Loan, 3 Month LIBOR + 2.750%^	3.998(c)	08/21/23	5,130	4,924,323
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	5.006(c)	06/09/28	11,031	10,369,406
CHG PPC Parent LLC, Term Loan, 1 Month LIBOR + 3.000%^	4.063(c)	12/08/28	7,750	7,440,000
H-Food Holdings LLC,
2018 Incremental Term Loan B-2 Loan, 1 Month LIBOR + 4.000%	5.060(c)	05/23/25	648	593,217
Initial Term Loan, 1 Month LIBOR + 3.688%	4.747(c)	05/23/25	10,427	9,512,962

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Foods (cont’d.)

Shearer’s Foods LLC, Refinancing Term Loan (First Lien), 1 Month LIBOR + 3.500%	4.560%(c)	09/23/27	19,523	$17,863,886
Sigma Bidco BV (Netherlands), Facility B2 Loan, 1 Month LIBOR + 3.000%	3.345(c)	07/02/25	7,867	6,794,902
Sovos Brands Intermediate, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	06/08/28	680	653,765
				58,152,461
Forest Products & Paper 0.4%
Domtar Corp., Initial Term Loan, 1 Month LIBOR + 5.500%	6.345(c)	11/30/28	5,978	5,873,571
Neenah, Inc., New Term Loan B, 1 Month LIBOR + 3.000%	4.063(c)	04/06/28	7,965	7,828,870
Schweitzer-Mauduit International, Inc., Term B Loan, 1 Month LIBOR + 3.750%^	4.813(c)	04/20/28	1,509	1,448,256
Sylvamo Corp., Term B Loan, 1 Month LIBOR + 4.500%	5.560(c)	08/18/28	4,864	4,645,396
				19,796,093
Healthcare-Products 0.3%
Avantor Funding, Inc., Incremental B-5 Dollar Term Loan, 1 Month LIBOR + 2.250%	3.310(c)	11/08/27	2,927	2,853,916
Bausch + Lomb Corp., Initial Term Loan, Term SOFR + 3.250%	4.140(c)	05/10/27	10,625	10,221,250
				13,075,166
Healthcare-Services 4.7%
Accelerated Health Systems LLC, Initial Term B Loan, Term SOFR + 4.500%	5.160(c)	02/15/29	19,940	19,142,400
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	4.506(c)	04/22/24	7,932	7,148,473
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	6.455(c)	05/15/25	5,208	3,794,174

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)
Confluent Health LLC,
Initial Delayed Draw Term Loan, 1 Month LIBOR + 4.000%/PRIME + 3.000%	4.069%(c)	11/30/28	96	$92,800
Initial Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	11/30/28	2,717	2,615,283

Dermatology Intermediate Holdings III, Inc., Initial Term Loan, Term SOFR + 4.250%^	4.992(c)	04/02/29	6,820	6,615,591
Electron Bidco, Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	11/01/28	12,025	11,589,094
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/10/25	748	292,078
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.560(c)	02/04/27	3,600	3,458,835
Global Medical Response, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	03/14/25	15,514	14,745,206
2020 Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	10/02/25	3,285	3,133,215

ICON Luxembourg Sarl (Luxembourg), Lux Term Loan, 3 Month LIBOR + 2.250%	3.313(c)	07/03/28	2,868	2,822,270
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.810(c)	11/16/25	17,900	17,184,000
Mamba Purchaser, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.678(c)	10/16/28	7,478	7,204,122
Medical Solutions Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	11/01/28	3,360	3,200,400
Pacific Dental Services LLC, Term Loan, 1 Month LIBOR + 3.250%	4.125(c)	05/05/28	5,600	5,371,569
Phoenix Guarantor, Inc.,
Term Loan, 1 Month LIBOR + 3.500%	4.461(c)	03/05/26	11,368	10,903,580
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	03/05/26	6,843	6,564,021

PRA Health Sciences, Inc., US Term Loan, 3 Month LIBOR + 2.250%	3.313(c)	07/03/28	714	703,170
Radnet Management, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.006(c)	04/23/28	12,990	12,546,451
Select Medical Corp., Tranche B Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/06/25	2,500	2,411,458

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)
Sound Inpatient Physicians Holdings LLC,
First Lien 2021 Incremental Term Loan, 1 Month LIBOR + 3.000%^	4.006%(c)	06/27/25	1,265	$1,195,838
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%	3.810(c)	06/27/25	1,995	1,873,258

Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	7.810(c)	06/26/26	12,676	11,979,213
Surgery Center Holdings, Inc., 2021 New Term Loan, 1 Month LIBOR + 3.750%	4.600(c)	08/31/26	11,701	11,186,091
U.S. Anesthesia Partners, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.050(c)	10/01/28	16,050	15,336,342
U.S. Renal Care, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 5.500%	6.500(c)	06/26/26	8,359	6,692,239
First Lien Term Loan B, 1 Month LIBOR + 5.000%	5.500(c)	06/26/26	9,291	7,411,538

Upstream Newco, Inc., August 2021 Incremental Term Loan, Term SOFR + 4.250%	5.149(c)	11/20/26	10,967	10,336,534
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	12/22/28	6,347	6,112,281
				213,661,524
Holding Companies-Diversified 0.2%
Belfor Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%^	4.810(c)	04/06/26	2,681	2,600,985
First Lien Tranche B-2 Term Loan, Term SOFR + 4.250%^	5.284(c)	04/06/26	5,700	5,529,000
				8,129,985
Home Furnishings 0.9%
AI Aqua Merger Sub, Inc., Term Loan	—(p)	06/23/28	3,421	3,239,540
Culligan, Term Loan	—(p)	07/31/28	15,054	14,253,976

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Home Furnishings (cont’d.)
Snap One Holdings Corp., TL, 3 Month LIBOR + 4.500%	5.506%(c)	12/08/28	5,575	$5,184,750
TGP Holdings III LLC,
Delayed Draw Term Loan, 3 Month LIBOR + 3.250%	3.497(c)	06/29/28	503	452,309
First Lien Closing Date Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	06/29/28	8,712	7,840,703
Weber-Stephen Products LLC,
2022 Incremental Term B Loans, Term SOFR + 4.250%^	5.384(c)	10/30/27	4,175	3,861,875
Initial Term B Loan, 1 Month LIBOR + 3.250%	4.310(c)	10/30/27	8,380	7,639,163
				42,472,316
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Term Loan, 1 Month LIBOR + 3.000%	4.418(c)	12/22/26	4,550	4,186,000
Housewares 0.3%
Ozark Holdings LLC, 2020 Incremental Term Loan, 1 Month LIBOR + 3.750%^	4.810(c)	12/16/27	5,517	5,296,028
SWF Holdings I Corp., Initial Term Loan, 1 Month LIBOR + 4.000%	4.928(c)	10/06/28	12,020	10,337,200
				15,633,228
Insurance 2.1%
Acrisure LLC,
2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	02/15/27	1,596	1,540,140
First Lien 2021-1 Additioanl Term Loan, 1 Month LIBOR + 3.750%^	4.810(c)	02/15/27	1,229	1,185,816
Term Loan B 2020, 1 Month LIBOR + 3.500%	4.560(c)	02/15/27	18,090	17,079,671

AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.310(c)	02/19/28	12,625	12,101,307
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	6.310(c)	01/20/29	14,750	13,219,620
New B-8 Term Loan, 3 Month LIBOR + 3.250%	4.310(c)	12/23/26	13,745	12,989,076
New B-9 Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	07/31/27	14,645	13,832,262

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance (cont’d.)
BroadStreet Partners, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.000%	4.060%(c)	01/27/27	3,109	$2,955,624
Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	01/27/27	13,108	12,501,561

Howden Group Holdings Ltd. (United Kingdom), 2021 Dollar Refinancing Term Loan, 1 Month LIBOR + 3.250%	4.313(c)	11/12/27	6,688	6,408,010
				93,813,087
Internet 0.3%
Buzz Merger Sub Ltd. (Bermuda), Initial Term Loan, 1 Month LIBOR + 2.750%^	3.810(c)	01/29/27	2,295	2,220,369
CMI Marketing, Inc., Term Loan B, 1 Month LIBOR + 4.250%	5.256(c)	03/23/28	4,342	4,239,061
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	09/13/24	2,760	2,668,704
Northwest Fiber LLC, First Lien Term B-2 Loan, 1 Month LIBOR + 3.750%	4.625(c)	04/30/27	666	626,325
Voyage Australia Pty Ltd. (Australia), First Lien Term Loan, 3 Month LIBOR + 3.500%	4.563(c)	07/20/28	2,152	2,087,082
				11,841,541
Investment Companies 0.1%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	02/24/25	1,954	1,902,251
Global Business Travel Holdings Ltd., Term Loan, 1 Month LIBOR + 3.000%	3.560(c)	08/13/25	722	675,853
				2,578,104
Iron/Steel 0.0%
Helix Acquisition Holdings, Inc., Amendment No. 3 Incremental Term Loan, 3 Month LIBOR + 3.750%	4.756(c)	09/30/24	665	650,326

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Leisure Time 0.9%
Alterra Mountain Co., 2028 Term Loan B, 1 Month LIBOR + 3.500%	4.560%(c)	08/17/28	9,605	$9,262,411
Bombardier Recreational Products, Inc. (Canada), 2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	3.060(c)	05/24/27	8,769	8,357,817
Fender Musical Instruments Corp., Initial Term Loan, Term SOFR + 4.000%	4.895(c)	12/01/28	3,636	3,440,388
Hayward Industries, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	05/30/28	2,556	2,466,238
MajorDrive Holdings IV LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	4.563(c)	06/01/28	7,860	7,211,720
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.869(c)	09/30/24	8,048	7,806,753
				38,545,327
Lodging 0.7%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%	3.810(c)	12/23/24	2,013	1,974,789
Term B-1 Loan, 1 Month LIBOR + 3.500%	4.560(c)	07/21/25	9,072	8,932,292

Fertitta Entertainment LLC, Initial B Term Loan, Term SOFR + 4.000%	5.034(c)	01/26/29	13,527	12,931,276
Spectacle Gary Holdings LLC, Term B Loan, 1 Month LIBOR + 4.250%	5.310(c)	12/11/28	8,736	8,648,467
				32,486,824
Machinery-Construction & Mining 0.3%
Vertiv Group Corp., Term B Loan, 3 Month LIBOR + 2.750%	3.550(c)	03/02/27	15,132	14,388,391
Machinery-Diversified 1.4%
ASP Blade Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/13/28	11,367	10,769,941
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%^	5.310(c)	12/11/24	3,074	2,981,761
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	9.060(c)	04/30/26	300	288,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Machinery-Diversified (cont’d.)

Clark Equipment Co. (South Korea), Tranche B Term Loan, Term SOFR + 2.500%	3.472%(c)	04/20/29	8,625	$8,377,031
Columbus McKinnon Corp., Initial Term Loan, 3 Month LIBOR + 2.750%^	3.813(c)	05/15/28	3,641	3,558,861
CPM Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%^	4.300(c)	11/17/25	4,688	4,476,928
Engineered Machinery Holdings, Inc., Incremental USD 1st Lien Term Loan, 3 Month LIBOR + 3.750%	4.756(c)	05/19/28	3,980	3,803,944
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month LIBOR + 3.500%^	4.560(c)	05/26/28	5,082	4,827,632
New VAC U.S. LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	5.006(c)	03/08/25	1,337	1,269,748
Pro Mach Group, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 4.000%	4.261(c)	08/31/28	136	131,464
Initial Term Loan, 1 Month LIBOR + 4.000%	5.030(c)	08/31/28	7,584	7,321,718

Vantage Elevator Solutions, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%^	4.678(c)	11/17/28	1,400	1,326,500
Vertical Midco Gmbh (Germany), Term Loan B, 3 Month LIBOR + 3.500%	4.019(c)	07/30/27	9,070	8,727,286
Welbilt, Inc., Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	10/23/25	4,060	3,968,286
				61,829,100
Media 3.2%
COGECO Financing LP (Canada), Incremental Term Loan B, 1 Month LIBOR + 2.500%	3.560(c)	09/01/28	3,072	2,985,253
Coral-U.S. Co-Borrower LLC (Chile),
Term B-5 Loan, 1 Month LIBOR + 2.250%	3.125(c)	01/31/28	3,000	2,895,000
Term Loan B6, 1 Month LIBOR + 3.000%	3.875(c)	10/15/29	8,275	8,060,363
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	3.125(c)	01/15/26	4,662	4,436,293
September 2019 Term Loan, 1 Month LIBOR + 2.500%	3.375(c)	04/15/27	3,208	3,032,604

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)

Cumulus Media New Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.750%(c)	03/31/26	6,105	$5,925,560
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	4.092(c)	08/24/26	56,194	16,752,843
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26	6,257	6,282,837

Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%^	3.560(c)	11/18/24	5,192	4,672,356
Gray Television, Inc., Term Loan D, 1 Month LIBOR + 3.000%	3.800(c)	12/01/28	6,656	6,471,727
iHeartCommunications, Inc.,
Incremental B Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	05/01/26	10,678	10,244,595
New Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	05/01/26	12,484	11,951,607

Mission Broadcasting, Inc., Term B-4 Loan, 1 Month LIBOR + 2.500%	3.300(c)	06/02/28	3,325	3,253,184
Nexstar Broadcasting, Inc., Term B-4 Loan, 1 Month LIBOR + 2.500%	3.300(c)	09/18/26	4,000	3,946,668
Radiate Holdco LLC, Amendment No. 6 New Term Loans, 1 Month LIBOR + 3.250%	4.310(c)	09/25/26	8,805	8,529,868
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	3.560(c)	09/30/26	3,126	2,954,440
Term B-3 Loan, 1 Month LIBOR + 3.000%	4.060(c)	04/01/28	1,642	1,551,656
Term Loan B4, Term SOFR + 3.750%	4.421(c)	04/13/29	19,000	18,002,500
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	03/15/26	4,105	3,976,996
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	01/31/29	12,365	11,808,273

WideOpenWest Finance LLC, Term B Loan, Term SOFR + 3.000%	3.872(c)	12/20/28	7,078	6,867,163
				144,601,786
Metal Fabricate/Hardware 1.2%
AZZ, Inc., Initial Term Loan, Term SOFR + 4.350%^	5.384(c)	05/13/29	8,075	7,792,375
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	5.711(c)	06/26/26	18,195	17,648,991

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Form Technologies LLC,
Last Out Term Loan, 3 Month LIBOR + 9.000%^	10.506%(c)	10/22/25	3,460	$3,252,535
Term Loan B Non-PIK, 3 Month LIBOR + 4.500%^	6.006(c)	07/22/25	2,540	2,375,016

Grinding Media, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	4.796(c)	10/12/28	11,126	10,569,920
Hillman Group, Inc.,
Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%	3.711(c)	07/14/28	13	12,776
Initial Term Loan, 1 Month LIBOR + 2.750%	3.711(c)	07/14/28	701	666,759

Tank Holding Corp., Initial Term Loan, Term SOFR + 6.000%^	7.134(c)	03/31/28	4,200	4,074,000
WireCo WorldGroup, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.688(c)	11/13/28	5,823	5,666,101
				52,058,473
Miscellaneous Manufacturing 0.2%
Jadex, Inc., First Lien 2021 Refinancing Term Loan, 1 Month LIBOR + 4.750%^	5.810(c)	02/18/28	1,323	1,249,990
Plastipak Packaging, Inc., New Tranche B Term Loan, 1 Month LIBOR + 2.500%	3.563(c)	12/01/28	3,098	2,987,520
Technimark Holdings LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.604(c)	07/10/28	2,978	2,776,519
				7,014,029
Oil & Gas 0.9%
Apro LLC, Replacement Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/14/26	2,902	2,785,830
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25	1,625	1,723,854

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas (cont’d.)
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.310%(c)	03/28/24	23,954	$23,487,182
Delek U.S. Holdings, Inc., Term Loan, 3 Month LIBOR + 2.250%	3.273(c)	03/31/25	11,244	10,822,488
PowerTeam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	4.250(c)	03/06/25	4,482	3,507,536
				42,326,890
Packaging & Containers 3.4%
Albea Beauty Holdings Sarl (France), Facility B2 (USD), 3 Month LIBOR + 3.000%^	4.000(c)	04/22/24	244	227,162
Altium Packaging LLC, 2021 Term Loan, 1 Month LIBOR + 2.750%	3.810(c)	02/03/28	1,352	1,268,533
Berlin Packaging LLC, Tranche B-5 Term Loan, 1 Month LIBOR + 3.750%	4.620(c)	03/13/28	3,980	3,785,975
BW Holding, Inc.,
Delayed Draw Term Loan, Term SOFR + 4.000%	5.547(c)	12/14/28	575	552,170
Initial Term Loan, 3 Month LIBOR + 4.000%	5.239(c)	12/14/28	2,169	2,082,479
Term Loan, 1 Month LIBOR + 4.000%	5.547(c)	12/14/28	1,500	1,453,125

BWay Holding Co., Initial Term Loan, 1 Month LIBOR + 3.250%	4.050(c)	04/03/24	4,757	4,553,001
Charter Next Generation, Inc., Refinancing 2021 Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	12/01/27	11,460	11,001,285
Clydesdale Acquisition Holdings, Inc., Term B Loan, Term SOFR + 4.250%	5.384(c)	04/13/29	18,460	17,403,497
Five Star Lower Holding LLC, Initial Term Loan, Term SOFR + 4.500%^	5.061(c)	05/04/29	3,375	3,240,000
Graham Packaging Co., Inc., New Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	08/04/27	16,599	15,751,274
LABL, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 5.000%	6.060(c)	10/30/28	6,570	6,159,649
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	09/25/28	8,945	8,525,752

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Packaging & Containers (cont’d.)
Plaze, Inc.,
2021-1 Term Loan, 3 Month LIBOR + 3.750%^	4.756%(c)	08/03/26	3,874	$3,660,603
Initial Term Loan, 3 Month LIBOR + 3.500%^	4.506(c)	08/03/26	449	424,081

Pregis Topco LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	07/31/26	7,458	7,122,554
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month LIBOR + 4.000%^	5.060(c)	07/31/26	3,478	3,321,048
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.883(c)	10/02/28	10,795	10,030,675
Proampac PG Borrower LLC, 2020-1 Term Loan, 1 Month LIBOR + 3.750%	5.008(c)	11/03/25	12,554	11,932,189
Reynolds Group Holdings, Inc., Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	02/05/26	16,841	16,014,742
Ring Container Technologies Group LLC, Initial Term Loan, 1 - 3 Month LIBOR + 3.750%	4.270(c)	08/12/28	5,526	5,352,961
Secure Acquisition, Inc., Term Loan B3m - GBP, 3 Month LIBOR + 5.000%^	5.500(c)	12/15/28	2,394	2,298,621
Tosca Services LLC, 2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	08/18/27	386	364,398
TricorBraun Holdings, Inc., Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	03/03/28	7,479	7,070,895
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.256(c)	10/17/24	5,399	5,265,455
Tranche B-3 DDTL Commitments, 1 Month LIBOR + 4.000%	4.764(c)	09/15/28	175	166,785
Tranche B-3 Initial Term Loans, 1 Month LIBOR + 4.000%	5.060(c)	09/15/28	1,961	1,870,665

Valcour Packaging LLC, First Lien Initial Term Loan, 6 Month LIBOR + 3.750%^	5.220(c)	10/04/28	2,450	2,327,500
				153,227,074

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Pharmaceuticals 3.5%
AI Sirona Luxembourg Acquisition Sarl (Czech Republic), Term Loan B, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250%(c)	09/29/25	EUR	7,000	$7,165,199
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	4.563(c)	05/04/25		27,228	25,628,264
Bausch Health Cos., Inc., Term Loan	—(p)	02/01/27		15,000	13,692,855
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/01/24		40,103	39,317,796
Endo Luxembourg Finance Co., 2021 Term Loan, 1 Month LIBOR + 5.000%	6.063(c)	03/27/28		10,959	8,503,324
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	5.006(c)	10/01/27		16,108	15,705,273
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 6.000%	6.000(c)	09/24/24		21,102	18,288,052
Milk Specialties Co.,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	08/15/25		10,785	10,538,216
Second Lien Initial Term Loan, 3 Month LIBOR + 7.500%^	8.250(c)	02/16/26		1,500	1,500,000

Perrigo Investments LLC, Term Loan B, Term SOFR + 2.500%^	3.140(c)	04/20/29		6,325	6,182,687
Roar BidCo AB (Sweden), First Lien Term Loan, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	02/17/28	EUR	6,500	6,585,558
Sharp Midco LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	5.006(c)	12/29/28		4,725	4,559,625
					157,666,849
Pipelines 0.8%
BCP Renaissance Parent LLC, Term Loan B-3, Term SOFR + 3.500%	4.534(c)	11/02/26		8,977	8,725,072
Medallion Midland Acquisition LP, Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/18/28		4,339	4,195,391

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Pipelines (cont’d.)
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	5.810%(c)	03/11/26		22,532	$21,461,721
TransMontaigne Operating Co. LP, Tranche B Term Loan, 3 Month LIBOR + 3.500%	4.027(c)	11/17/28		2,484	2,402,154
					36,784,338
Private Equity 0.0%
HarbourVest Partners, LP, Term Loan, 3 Month LIBOR + 2.250%	3.288(c)	03/03/25		1,943	1,880,240
Real Estate 0.6%
ASP MCS Acquisition Corp., Term Loan, 1 Month LIBOR + 6.000%	7.000(c)	10/02/25		69	64,910
Brookfield Property REIT, Inc., Initial Term B Loan, Term SOFR + 2.500%	3.634(c)	08/27/25		26,699	25,505,562
					25,570,472
Real Estate Investment Trusts (REITs) 0.9%
Blackstone Mortgage Trust, Inc.,
Term Loan, Term SOFR + 3.500%^	4.298(c)	05/09/29		5,335	5,174,950
Term Loan, 1 Month LIBOR + 2.250%^	3.310(c)	04/23/26		14,520	14,011,632
Term Loan, 1 Month LIBOR + 2.750%^	3.810(c)	04/23/26		12,392	11,989,625

Starwood Property Mortgage LLC, Term Loan B-3, 1 Month LIBOR + 3.250%^	4.310(c)	07/27/26		3,776	3,728,333
StarWood Property Mortgage LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	07/26/26		3,866	3,784,023
					38,688,563
Retail 5.6%
At Home Group, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	4.967(c)	07/24/28		30,791	26,325,903
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, 5 Day SONIA + 7.500%	8.177(c)	07/27/29	GBP	1,500	1,772,016
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	5.006(c)	02/07/25		14,643	14,039,325

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)
EG America LLC (United Kingdom), (cont’d.)
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	5.246%(c)	03/31/26		4,239	$4,055,378
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%	5.006(c)	02/07/25		5,178	4,963,996
Term B, 5 Day SONIA + 4.869%	5.645(c)	02/06/25	GBP	3,969	4,751,261

Empire Today LLC, Closing Date Term Loan, 3 Month LIBOR + 5.000%^	5.750(c)	04/03/28		13,013	10,540,411
Floor & Decor Outlets of America, Inc., Replacement Term B-3 Loan, 1 Month LIBOR + 2.000%^	3.060(c)	02/12/27		1,679	1,590,413
Fogo de Chao, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	04/07/25		12,213	11,678,624
Foundation Building Materials, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	4.429(c)	01/31/28		17,294	16,224,224
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	4.810(c)	03/06/28		20,284	19,188,369
Harbor Freight Tools USA, Inc., 2021 Refinancing Loans, 1 Month LIBOR + 2.750%	3.810(c)	10/19/27		7,012	6,482,756
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	5.006(c)	11/21/23		9,246	8,604,169
IRB Holding Corp., 2022 Replacement Term B Loan, Term SOFR + 3.000%	4.262(c)	12/15/27		6,381	6,165,390
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	12/17/27		19,231	17,538,761
MIC Glen LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	4.300(c)	07/21/28		1,079	1,026,655
Pacific Bells LLC, Initial Term Loan, Term SOFR + 4.500%	5.266(c)	11/10/28		5,611	5,379,625
Park River Holdings, Inc., Intial Term Loan, 3 Month LIBOR + 3.250%	4.217(c)	12/28/27		13,701	12,560,507

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)
Peer Holding III BV (Netherlands),
Additional Facility B, 1 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250%(c)	01/16/27	EUR	4,000	$4,104,396
Facility B, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.000(c)	03/07/25	EUR	3,000	3,075,318

Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.256(c)	03/03/28		15,497	14,714,285
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1 Month LIBOR + 2.000%	3.134(c)	08/04/28		17,701	17,087,048
RC Buyer, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.506(c)	07/28/28		5,678	5,422,609
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500(c)	08/10/23		1,769	1,726,056
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.019(c)	06/02/28		12,567	11,917,791
2022 Refinancing Term Loans, Term SOFR + 3.500%	4.000(c)	06/02/28		8,953	8,471,362

White Cap Buyer LLC, Term Loan, 1 Month LIBOR + 3.000%	4.784(c)	10/19/27		12,829	12,243,844
					251,650,492
Semiconductors 0.7%
Altar Bidco, Inc.,
Initial Term Loan, Term SOFR + 3.350%	4.116(c)	02/01/29		10,000	9,581,250
Second Lien Initial Term Loan, 1 Month LIBOR + 5.600%	6.342(c)	02/01/30		2,837	2,657,096

Entegris, Inc., Term Loan	—(p)	03/02/29		14,150	13,961,338
Natel Engineering Co., Inc., Initial Term Loan, 1 - 6 Month LIBOR + 6.250%	7.598(c)	04/30/26		6,486	6,259,311
					32,458,995

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software 9.6%
AppLovin Corp., Amendment No. 6 New Term Loans, 1 Month LIBOR + 3.000%	4.060%(c)	10/25/28	17,017	$16,549,276
athenahealth, Inc., Initial Term Loan, Term SOFR + 3.500%	4.363(c)	02/15/29	18,063	17,205,394
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/02/25	24,516	23,476,761
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	6.560(c)	02/27/26	15,245	14,616,417

Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.219(c)	09/05/25	10,796	10,471,955
Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.060(c)	10/30/26	1,358	1,310,289
Castle U.S. Holding Corp., Dollar Term B-2 Loan, 1 Month LIBOR + 4.000%	5.060(c)	01/29/27	1,983	1,806,073
Cloudera, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/08/28	20,479	19,386,486
ConnectWise LLC, Initial Term Loans, 1 Month LIBOR + 3.500%	4.560(c)	09/29/28	12,664	12,080,982
Cornerstone OnDemand, Inc., Initial Term Loans, 1 Month LIBOR + 3.750%	4.810(c)	10/16/28	11,100	10,503,375
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	5.310(c)	12/16/25	10,371	9,882,830
Dun & Bradstreet Corp.,
2022 Incremental Term B-2 Loan, Term SOFR + 3.250%	4.225(c)	01/18/29	3,375	3,242,811
Term Loan B, 1 Month LIBOR + 3.250%	4.273(c)	02/06/26	8,653	8,374,081

EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%^	4.506(c)	08/14/25	21,428	20,356,223
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.489(c)	06/13/25	36,315	31,594,360
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.739(c)	06/13/24	26,162	24,648,711

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Software (cont’d.)

GI Consilio Parent LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	5.060%(c)	05/12/28		9,862	$9,337,987
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, Term SOFR + 4.000%	4.813(c)	11/19/26		16,433	15,796,297
Informatica LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	3.813(c)	10/27/28		7,555	7,328,350
Iris Bidco Ltd. (United Kingdom), Term Loan, 1 Month LIBOR + 4.000%	5.294(c)	09/08/25		1,775	2,131,368
MA FinanceCo LLC,
Tranche B-1 Term Loan, Term SOFR + 4.000%^	5.008(c)	02/26/27		10,209	9,622,153
Tranche B4 Term Loans, 3 Month LIBOR + 4.250%^	5.250(c)	06/05/25		3,610	3,411,765

MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	4.560(c)	09/13/24		16,765	16,202,945
Mitnick Corporate Purchaser, Inc., Initial Term Loan, Term SOFR + 4.850%	5.924(c)	05/02/29		4,970	4,827,113
Playtika Ltd., Term B-1 Loan, 1 Month LIBOR + 2.750%	3.810(c)	03/13/28		14,882	14,247,229
PointClickCare Technologies, Inc. (Canada), 2022 Term Loans, Term SOFR + 4.000%^	4.775(c)	12/29/27		1,350	1,312,875
Polaris Newco LLC, First Lien Dollar Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	06/02/28		15,729	15,010,005
Precise Bidco BV (Netherlands), Facility B, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.750(c)	05/13/26	EUR	7,000	7,235,388
Project Sky Merger Sub, Inc., Second Lien Term Loan, 1 Month LIBOR + 6.000%^	7.060(c)	10/08/29		6,820	6,308,500
Quest Software, Inc., First Lien Initial Term Loan, Term SOFR + 4.250%	5.474(c)	02/01/29		850	784,125
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28		9,853	9,363,068
Red Planet Borrower LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.756(c)	10/02/28		11,620	10,966,132

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.750%^	3.810%(c)	06/21/24	1,039	$986,981
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28	20,484	19,562,431
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	3.810(c)	02/05/24	14,250	13,840,572
Sovos Compliance LLC,
Delayed Draw Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	08/11/28	457	441,385
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.560(c)	08/11/28	5,380	5,201,879
SS&C Technologies, Inc.,
Term B-6 Loan, Term SOFR + 2.250%	3.384(c)	03/22/29	3,415	3,325,794
Term B-7 Loan, Term SOFR + 2.250%	3.384(c)	03/22/29	4,681	4,559,556
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	8.310(c)	03/03/28	5,638	5,532,287
Term Loan B-3, 3 Month LIBOR + 3.750%	4.810(c)	06/30/26	7,061	6,928,595

UKG, Inc., Second Lien 2021 Incremental Term Loan, 3 Month LIBOR + 5.250%	6.212(c)	05/03/27	7,250	6,941,875
Upland Software, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.750%	3.761(c)	08/06/26	4,219	4,063,300
Zelis Payments Buyer, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	4.300(c)	09/30/26	3,147	3,059,803
				433,835,782
Telecommunications 5.3%
CCI Buyer, Inc., First Lien Initial Term Loan, Term SOFR + 4.000%	4.750(c)	12/17/27	15,801	15,105,373
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	3.310(c)	03/15/27	3,709	3,475,435
Cincinnati Bell, Inc., Term B2 Loan, Term SOFR + 3.250%	4.051(c)	11/22/28	4,117	4,003,357
CommScope, Inc., Term Loan, 1 Month LIBOR + 3.000%	4.310(c)	04/06/26	7,500	7,096,875

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.560%(c)	12/11/26	18,548	$17,759,372
Consolidated Communications, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	4.563(c)	10/02/27	8,250	7,306,406
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	5.550(c)	04/27/27	5,282	5,163,443
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	4.310(c)	05/27/24	23,927	21,135,434
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	11/29/25	11,656	10,956,863
Term Loan, 1 Month LIBOR + 10.000%	11.134(c)	11/29/26	355	328,375

Gogo Intermediate Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	4.989(c)	04/30/28	12,326	11,907,277
GTT Communications, Inc., Closing Date U.S. Term Loan, PRIME + 3.750%	7.750(c)	05/30/25	16,674	13,156,134
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, Term SOFR + 4.250%	4.920(c)	02/01/29	37,260	35,061,381
Iridium Satellite LLC, Term B-2 Loan, 1 Month LIBOR + 2.500%	3.560(c)	11/04/26	4,299	4,170,956
MLN U.S. HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	5.303(c)	11/30/25	21,267	17,566,605
ORBCOMM, Inc., Closing Date Term Loan, 1 Month LIBOR + 4.250%	5.310(c)	09/01/28	1,572	1,509,523
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.506(c)	11/01/24	11,888	10,901,654
Viasat, Inc., Initial Term Loan, Term SOFR + 4.500%	5.649(c)	03/02/29	10,095	9,716,437
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	10/10/24	4,081	3,621,922
Initial Term B Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/10/24	17,758	15,834,594
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/02/28	12,122	11,121,677
Term Loan, 1 Month LIBOR + 6.000%^	7.764(c)	10/01/29	6,630	6,033,300

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)

Zacapa Sarl (Luxembourg), Initial Term Loans 2022, Term SOFR + 4.250%	4.766%(c)	03/22/29	8,600	$8,288,250
				241,220,643
Textiles 0.2%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.756(c)	12/12/25	9,638	8,903,475
Transportation 1.5%
Daseke Cos., Inc., Term Loan, 1 Month LIBOR + 4.000%^	4.930(c)	03/09/28	6,289	5,974,602
Einstein Merger Sub, Inc., Initial Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	11/23/28	10,224	9,763,920
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%	3.983(c)	07/21/28	11,850	11,138,871
Initial Term C Loan, 3 Month LIBOR + 3.000%	3.983(c)	07/21/28	4,385	4,121,969

Kenan Advantage Group, Inc., Term Loan B, 1 Month LIBOR + 3.750%	4.810(c)	03/24/26	494	467,211
LaserShip, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.250(c)	05/08/28	14,660	13,951,183
PODS LLC, Term Loan, 1 Month LIBOR + 3.000%	4.060(c)	03/31/28	7,729	7,376,342
Rinchem Co. LLC, Initial Term Loan, 3 Month LIBOR + 4.500%^	5.000(c)	03/02/29	2,475	2,348,156
Savage Enterprises LLC, Term Loan B, 1 Month LIBOR + 3.250%	4.220(c)	09/15/28	5,945	5,771,934
STG Logistics, Inc., Initial Term Loan, Term SOFR + 6.000%	6.987(c)	03/24/28	4,000	3,910,000
Worldwide Express, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.256(c)	07/26/28	4,663	4,348,539
				69,172,727

Total Bank Loans (cost $4,044,057,222)				3,831,646,919

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 11.0%
Aerospace & Defense 0.5%
Boeing Co. (The), Sr. Unsec’d. Notes	5.805%	05/01/50	8,875	$8,749,768
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	5,450	4,984,462
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	360	349,479
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,170	1,139,558
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	5,375	4,925,533
				20,148,800
Airlines 0.0%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	375	372,787
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	1,100	938,175
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	5.000	10/01/29	3,900	3,483,795
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	2,200	1,885,653
				5,369,448
Banks 5.8%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	1,500	1,467,944
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	40,670	37,424,807
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	31,877	28,338,236
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	20,875	19,244,974
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	50,009,935
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,527,218
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	26,859	23,762,650
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	96,366	86,768,706

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series II	4.000%(ff)	04/01/25(oo)		8,813	$7,711,375

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	5.506(c)	09/30/24		3,670	3,568,914
					260,824,759
Building Materials 0.2%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27		1,975	1,871,540
Masonite International Corp., Gtd. Notes, 144A	3.500	02/15/30		125	108,636
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		6,035	5,633,743
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27		985	952,805
					8,566,724
Chemicals 0.1%
Chemours Co. (The), Gtd. Notes, 144A(a)	4.625	11/15/29		2,625	2,371,242
Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29		3,000	2,753,851
					5,125,093
Commercial Services 0.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28		8,596	7,952,977
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		400	323,986
Castor SpA (Italy), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)	5.250(c)	02/15/29	EUR	6,900	7,189,282

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Hertz Corp. (The), Gtd. Notes, 144A	5.000%	12/01/29		2,475	$2,170,439
Ren10 Holding AB (Sweden), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.375% (Cap N/A, Floor 0.000%)	3.937(c)	02/01/27	EUR	2,125	2,173,920
					19,810,604
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		1,000	871,785
Diversified Financial Services 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30		1,875	1,592,361
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27		3,575	3,368,122
					4,960,483
Electric 0.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31		2,200	1,938,466
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		8,975	7,987,750
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		650	579,437
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		7,375	7,090,428
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,225	5,192,285

Vistra Operations Co. LLC, Gtd. Notes, 144A	4.375	05/01/29		2,250	2,098,542
					24,886,908
Electronics 0.0%
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.000	04/15/29		1,575	1,500,575
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		500	447,413
					1,947,988

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	468	$358,921
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	2,950	2,739,847
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	600	633,032
				3,731,800
Foods 0.0%
B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27	2,000	1,791,292
Healthcare-Products 0.2%
Mozart Debt Merger Sub, Inc., Sr. Sec’d. Notes, 144A	3.875	04/01/29	10,457	9,440,642
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(a)	4.625	04/01/30	3,960	3,335,968
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	500	448,984
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	5,000	4,072,414
				7,857,366
Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	3,000	2,512,096
Gtd. Notes	4.375	02/01/32	1,000	828,442

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	2,550	1,948,651
				5,289,189

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet 0.3%
United Group BV (Netherlands),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.250%(c)	02/15/26	EUR	5,000	$4,866,114
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.875% (Cap N/A, Floor 4.875%)	4.875(c)	02/01/29	EUR	6,575	6,601,050
					11,467,164
Media 0.2%
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31		3,557	2,802,546
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		3,075	582,959
Sec’d. Notes, 144A(a)	5.375	08/15/26		2,080	679,870

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		1,000	854,831
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	4.125	12/01/30		3,000	2,550,569
					7,470,775
Metal Fabricate/Hardware 0.0%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A(a)	4.375	10/15/29		1,600	1,423,729
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30		1,500	1,345,038
Oil & Gas 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)		6,725	45,730
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24		125	124,214
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		3,750	3,647,330
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		4,750	4,627,670

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.125%	02/01/27	6,546	$6,865,787
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	4,100	4,139,955
				19,450,686
Packaging & Containers 0.3%
Graphic Packaging International LLC, Gtd. Notes, 144A(a)	3.750	02/01/30	2,600	2,329,419
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	3,006,260
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	2,200	1,932,364
Sealed Air Corp., Gtd. Notes, 144A(a)	5.000	04/15/29	6,075	6,033,652
				13,301,695
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	2,250	1,347,280
Gtd. Notes, 144A	5.250	01/30/30	525	306,987
Gtd. Notes, 144A	6.250	02/15/29	759	473,124
				2,127,391
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A(a)	4.375	02/01/31	3,145	2,796,611
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,100	1,986,493
				4,783,104
Real Estate Investment Trusts (REITs) 0.2%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	10,519	8,270,731

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust, (cont’d.)
Gtd. Notes	9.750%	06/15/25		1,450	$1,521,377
Sr. Unsec’d. Notes(a)	4.750	02/15/28		1,375	1,151,088
					10,943,196
Retail 0.3%
At Home Group, Inc., Gtd. Notes, 144A(a)	7.125	07/15/29		8,000	5,419,686
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		3,275	2,837,304
Sr. Sec’d. Notes, 144A	4.625	01/15/29		400	363,790

Gap, Inc. (The), Gtd. Notes, 144A(a)	3.875	10/01/31		5,000	3,559,316
					12,180,096
Software 0.2%
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A(a)	5.000	12/15/29		3,487	3,170,354
TeamSystem SpA (Italy), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.750(c)	02/15/28	EUR	5,000	5,146,110
					8,316,464
Telecommunications 0.5%
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		242	205,712
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		708	688,178
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,005	2,868,995

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		8,113	6,397,766
Intelsat Jackson Holdings SA Escrow (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,975	3
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Level 3 Financing, Inc., Gtd. Notes, 144A	3.750%	07/15/29		1,500	$1,280,927
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		650	559,697
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		950	818,127

WP/AP Telecom Holdings IV BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	3.750	01/15/29	EUR	9,025	8,725,519
					21,544,924

Total Corporate Bonds (cost $560,415,855)					496,288,105
Residential Mortgage-Backed Securities 0.1%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.984(c)	10/25/41		5,000	4,398,398
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.838(c)	12/25/22		948	941,385

Total Residential Mortgage-Backed Securities (cost $5,721,055)					5,339,783

	Shares
Common Stocks 0.1%
Gas Utilities 0.0%
Ferrellgas Partners LP (Class B Stock)	3,597	737,385
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.(a)	37,250	3,627,405
Chesapeake Energy Corp. Backstop Commitment	848	82,578
Civitas Resources, Inc.	4,519	345,026
		4,055,009

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.0%
ASP MCS Acquisition Corp. (original cost $265,715; purchased 09/22/20)*(f)	2,797	$223,760
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	28,297	850,678

Total Common Stocks (cost $2,309,089)		5,866,832

	Units
Rights* 0.0%
Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	2,962	5,646
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	2,962	1,041

Total Rights (cost $0)		6,687

Total Long-Term Investments (cost $4,773,984,217)		4,497,285,697

	Shares
Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $56,324,363; includes $56,289,165 of cash collateral for securities on loan)(b)(we)	56,376,550	56,331,449

TOTAL INVESTMENTS 100.9% (cost $4,830,308,580)		4,553,617,146
Liabilities in excess of other assets(z) (0.9)%		(39,481,021)

Net Assets 100.0%		$4,514,136,125

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $447,748,322 and 9.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,986,985; cash collateral of $56,289,165 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $265,715. The aggregate value of $223,760 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Unfunded loan commitments outstanding at May 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 - 3 Month LIBOR + 1.000%, 1.000%(c), Maturity Date 02/15/29 (cost $3,061,594)	3,062	$2,916,169	$—	$(145,426)
BCPE North Star U.S. Holdco 2, Inc., First Lien Delayed Draw Term Loan, 1 - 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 06/09/28 (cost $607,895)^	608	571,421	—	(36,473)
Confluent Health LLC, Initial Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 11/30/28 (cost $485,554)	488	469,626	—	(15,928)
Dermatology Intermediate Holdings III, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 0.500%, 0.500%(c), Maturity Date 04/02/29 (cost $1,267,067)^	1,275	1,236,559	—	(30,508)
Hillman Group, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 1.893%, 1.893%(c), Maturity Date 07/14/28 (cost $155,371)	155	147,665	—	(7,706)
Holley, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 1.000%, 1.000%(c), Maturity Date 12/31/28 (cost $529,733)	531	509,870	—	(19,863)
Medical Solutions Holdings, Inc., Delayed Draw Term Loan, 1 - 3 Month LIBOR + 3.500%, 3.500%(c), Maturity Date 11/01/28 (cost $637,033)	640	609,600	—	(27,433)
Pro Mach Group, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 8.029%, 8.029%(c), Maturity Date 08/31/28 (cost $385,824)	386	372,481	—	(13,343)
Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 1 Month LIBOR + 3.750%, 3.750%(c), Maturity Date 12/16/27 (cost $1,237,342)^	1,237	1,187,849	—	(49,494)
Secure Acquisition, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 1.000%, 1.000%(c), Maturity Date 12/15/28 (cost $353,933)^	356	341,379	—	(12,554)
Sovos Compliance LLC, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.500%, 4.500%(c), Maturity Date 08/11/28 (cost $767,645)	769	743,947	—	(23,697)
TGP Holdings III LLC, Delayed Draw Term Loan, 1 - 3 Month LIBOR + 1.625%, 3.375%(c), Maturity Date 06/29/28 (cost $639,572)	646	581,539	—	(58,033)
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 09/15/28 (cost $103,975)	104	99,203	—	(4,772)
		$9,787,308	$—	$(445,230)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
65	20 Year U.S. Treasury Bonds	Sep. 2022	$9,063,438	$(48,927)
Short Positions:
315	2 Year U.S. Treasury Notes	Sep. 2022	66,496,992	(88,307)
60	5 Year Euro-Bobl	Sep. 2022	8,065,796	6,709
970	5 Year U.S. Treasury Notes	Sep. 2022	109,564,536	(6,659)
40	10 Year Euro-Bund	Sep. 2022	6,524,178	7,472
689	10 Year U.S. Treasury Notes	Sep. 2022	82,303,207	59,853
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	1,713,250	12,008
141	Euro Schatz Index	Jun. 2022	16,668,925	279,082
				270,158
				$221,231
Forward foreign currency exchange contracts outstanding at May 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	BNP Paribas S.A.	GBP	22,524	$28,152,275	$28,382,028	$229,753	$—
Euro,
Expiring 06/02/22	The Toronto-Dominion Bank	EUR	78,665	84,412,409	84,457,786	45,377	—
				$112,564,684	$112,839,814	275,130	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	The Toronto-Dominion Bank	GBP	22,524	$28,660,256	$28,382,028	$278,228	$—
Expiring 07/05/22	BNP Paribas S.A.	GBP	22,524	28,158,131	28,388,131	—	(230,000)
Euro,
Expiring 06/02/22	BNP Paribas S.A.	EUR	76,613	82,347,223	82,254,815	92,408	—

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Forward foreign currency exchange contracts outstanding at May 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/02/22	Standard Chartered Bank	EUR	2,052	$2,176,292	$2,202,971	$—	$(26,679)
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	78,665	84,557,389	84,613,702	—	(56,313)
				$225,899,291	$225,841,647	370,636	(312,992)
						$645,766	$(312,992)
Credit default swap agreements outstanding at May 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	100,000	4.291%	$7,219,845	$3,689,295	$(3,530,550)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).